SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of estimated useful lives of property and equipment (Details)	Jun. 30, 2024
Digital display network equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Furniture and fixture
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Computer and office equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3 years
Computer and office equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years
Office property
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	40 years